SUPPLEMENTARY BALANCE SHEET INFORMATION (Other Payables and Accrued Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and Accrued Expenses, comprised as follows:
Payroll and related amounts	$ 24	$ 21
Accrued expenses	342	263
Other Payables and Accrued Expenses	$ 366	$ 284